Filed pursuant to Rule 497

File No. 333-200595

Maximum Offering of 69,000,000 Shares of Common Stock
Sierra Income Corporation
Common Stock

Supplement No. 3 dated July 13, 2017
to
Prospectus dated April 27, 2017

This Prospectus Supplement No. 3 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated April 27, 2017 (the “Prospectus”), Supplement No. 1 to the Prospectus dated May 26, 2017 and Supplement No. 2 to the Prospectus dated June 15, 2017

You should carefully consider the “Risk Factors” beginning on page 30 of the Prospectus before you decide to invest.

PROSPECTUS UPDATES

Status of Our Public Offering and Investment Activity
As of July 7, 2017, we have raised a total of approximately $912 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of July 7, 2017, we have combined proceeds, as well as leverage through our revolving credit facilities with ING Capital and JP Morgan Chase, which we have used to invest $1,129 million in principal across 113 transactions, the details of which are listed below.
For the quarter ended March 31, 2017, we invested $97.8 million of principal in directly originated transactions across 16 portfolio companies and $6.5 million of principal in syndicated transactions across 5 portfolio companies. As of July 7, 2017, the investment portfolio was comprised of $959.1 million of principal in directly originated transactions across 76 portfolio companies and $169.8 million of principal in syndicated transactions across 37 portfolio companies.
As of July 7, 2017, the weighted-average yield based upon original cost on our portfolio investments was approximately 9.1%, and approximately 83.5% of our portfolio investments were senior secured. As of July 7, 2017, 91.4% of our income bearing investment portfolio bore interest based on floating rates, such as LIBOR or the Alternate Base Rate (“ABR”), and 8.6% bore interest at fixed rates. The weighted-average yield on our income-producing investments is computed based upon the contractual interest payments and principal amortizations due at maturity for each individual investment, which amount is divided by the total cost borne by us on such income-producing investments as of the end of the applicable reporting period. The yield on our portfolio investments is higher than what investors in the Company will realize because it does not reflect our expenses and the sales load paid by investors. The total investment return based on net asset value to investors for the quarter ended March 31, 2017 and for the fiscal year ended December 31, 2016 was 1.09% and 9.87%, respectively. Total investment returns based on net asset value are historical and assume initial investment at net asset value and reinvestments of all distributions at prices obtained under the Company’s dividend reinvestment plan, and total investment returns do not show the effect of the sales load.

The table below shows our investment portfolio as of July 7, 2017:

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
AAAHI Acquisition Corporation	Transportation: Consumer	Senior Secured First Lien Term Loan	12/15/2021	LIBOR + 7.000%, 1.000% Floor	7.4	12/15/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loan	9/30/2021	LIBOR + 5.000%, 1.000% Floor	3.1	9/30/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loan	9/30/2021	LIBOR + 5.000%, 1.000% Floor	0.2	9/30/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loan	9/30/2021	LIBOR + 8.000%, 1.000% Floor PIK	6.9	9/30/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Equity	—	—	—	9/30/2014
Advanced Diagnostic Holdings, LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loan	12/11/2020	LIBOR + 8.750%, 0.875% Floor	14.8	12/11/2015
Alpha Media LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loan	2/25/2022	LIBOR + 6.000%, 1.000% Floor	6.7	3/11/2016
American Dental Partners, Inc.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loan	9/25/2023	LIBOR + 8.500%, 1.000% Floor	7.3	3/24/2017
Amerijet Holdings, Inc.	Transportation: Cargo	Senior Secured First Lien Term Loan	7/15/2021	LIBOR + 8.000%, 1.000% Floor	15.7	7/15/2016
AMF Bowling Centers, Inc	Services: Consumer	Senior Secured First Lien Term Loan	9/19/2023	LIBOR + 5.000%, 1.000% Floor	6.8	6/23/2017
AMMC CLO 17, Limited Series 2015-17A	Multi-Sector Holdings	Subordinated Note	11/15/2027	18.501% Estimated Yield	5.0	4/6/2016
Anaren, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loan	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.0	2/27/2014
Answers Corporation	High Tech Industries	Senior Secured First Lien Term Loan	4/15/2021	LIBOR + 5.000%, 1.000% Floor	1.3	4/14/2017
Answers Corporation	High Tech Industries	Senior Secured Second Lien Term Loan	9/15/2021	LIBOR + 4.400%, Cash, 0.100% Cap, 4.500% PIK	2.0	4/14/2017
Answers Corporation	High Tech Industries	Equity	—	—	0.4	4/14/2017
APCO Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loan	1/31/2022	LIBOR + 6.000%, 1.000% Floor	4.2	1/29/2016
Apidos CLO XXIV , Series 2016-24A	Multi-Sector Holdings	Subordinated Note	7/20/2027	13.808% Estimated Yield	18.4	7/22/2016
Asurion, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loan	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.0	12/18/2014
Aviation Technical Services, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loan	3/31/2022	LIBOR + 8.500%, 1.000% Floor	25.0	9/30/2015
Backcountry.com, LLC	Retail	Senior Secured First Lien Term Loan	6/30/2020	LIBOR + 7.250%, 1.000% Floor	29.3	6/30/2015
Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term Loan	7/18/2020	LIBOR + 6.750%, 1.000% Floor	13.4	8/5/2014
Black Angus Steakhouses LLC	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loan	4/24/2020	LIBOR + 9.000%, 1.000% Floor	20.1	4/24/2015
Brundage-Bone Concrete Pumping, Inc.	Construction & Building	Senior Secured First Lien Note	9/1/2021	10.375%	7.5	8/18/2014
Charming Charlie Inc.	Retail	Senior Secured First Lien Term Loan	12/24/2019	LIBOR + 8.000%, 1.000% Floor	7.9	12/18/2013
Checkers Drive-In Restaurants Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loan	4/17/2024	LIBOR + 4.250%, 1.000% Floor	7.0	6/23/2017
Cornerstone Chemical Company	Chemicals, Plastics & Rubber	Senior Secured First Lien Note	3/15/2018	9.375%	5.0	3/4/2013
CP OpCo, LLC	Services: Consumer	Equity	—	—	—	9/30/2014
CP OpCo, LLC	Services: Consumer	Preferred Equity	—	LIBOR + 6.750%, 1.000% Floor	—	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loan	3/31/2019	LIBOR + 4.500%, 1.000% Floor	0.5	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loan	3/31/2019	LIBOR + 4.500%, 1.000% Floor	0.3	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loan	3/31/2019	LIBOR + 4.500%, 1.000% Floor	0.2	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loan	3/31/2019	LIBOR + 6.750%, 1.000% Floor	1.6	9/30/2014
CSP Technologies North America, LLC	Containers, Packaging & Glass	Senior Secured First Lien Term Loan	1/29/2022	LIBOR + 6.000%, 1.000% Floor	5.0	6/23/2017

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Equity	2/10/2018	—	0.8	11/10/2014
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loan	11/10/2019	LIBOR + 6.500%, 1.500% Floor	2.4	11/15/2016
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loan	11/10/2019	LIBOR + 9.000%, 1.500% Floor PIK	8.7	11/15/2016
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loan	11/10/2019	LIBOR + 10.250%, 1.500% Floor PIK	7.5	11/15/2016
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loan	11/10/2019	LIBOR + 11.250%, 1.500% Floor PIK	7.0	11/15/2016
Drew Marine Partners, LP	Transportation: Cargo	Senior Secured Second Lien Term Loan	5/19/2021	LIBOR + 7.000%, 1.000% Floor	10.0	12/10/2013
Dryden 38 Senior Loan Fund, Series 2015-38A	Multi-Sector Holdings	Subordinated Note	7/15/2027	16.865% Estimated Yield	7.0	4/28/2016
Dryden 43 Senior Loan Fund, Series 2016-43A	Multi-Sector Holdings	Subordinated Note	7/20/2029	14.828% Estimated Yield	3.6	7/15/2016
Dryden 49 Senior Loan Fund, Series 2017-49A	Multi-Sector Holdings	Subordinated Note	7/18/2030	16.175% Estimated Yield	17.2	6/27/2017
Dynamic Energy Services International LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loan	6/8/2018	LIBOR + 8.500%, 1.000% Floor	9.3	3/3/2014
Elite Comfort Solutions LLC	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loan	1/15/2021	LIBOR + 7.500%, 1.000% Floor	8.7	2/8/2016
First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Note	12/31/2020	12.000%	6.6	12/28/2015
First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Preferred Equity	—	—	1.6	12/28/2015
FKI Security Group, LLC	Capital Equipment	Senior Secured First Lien Term Loan	3/30/2020	LIBOR + 8.500%, 1.000% Floor	11.7	3/30/2015
Friedrich Holdings, Inc.	Construction & Building	Senior Secured First Lien Term Loan	2/7/2023	LIBOR + 7.000%, 1.000% Floor	13.8	2/8/2017
Frontier Communications Corporation	Telecommunications	Senior Secured First Lien Note	9/15/2022	10.250%	2.0	9/11/2015
Genex Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loan	5/30/2022	LIBOR + 7.750%, 1.000% Floor	9.5	5/22/2014
Genex Services, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loan	5/28/2021	LIBOR + 4.250%, 1.000% Floor	4.2	6/23/2017
GK Holdings, Inc.	Services: Business	Senior Secured Second Lien Term Loan	1/30/2022	LIBOR + 10.250%, 1.000% Floor	10.0	1/30/2015
Green Field Energy Services, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Note	11/15/2016	13.000%	0.8	5/23/2012
Green Field Energy Services, Inc.	Energy: Oil & Gas	Equity	—	—	—	5/23/2012
GTCR Valor Companies, Inc.	Media: Diversified & Production	Senior Secured First Lien Term Loan	6/16/2023	LIBOR + 6.000%, 1.000% Floor	4.1	6/23/2017
Harbortouch Payments, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loan	10/13/2023	LIBOR + 4.750%, 1.000% Floor	5.0	6/23/2017
HBC Holdings LLC	Consumer goods: Durable	Senior Secured First Lien Term Loan	3/30/2020	LIBOR + 6.500%, 1.000% Floor	12.7	9/30/2014
Heligear Acquisition Co.	Aerospace & Defense	Senior Secured First Lien Note	10/7/2019	10.250%	15.0	9/30/2014
High Ridge Brands Co.	Consumer Goods: Non-Durable	Senior Secured First Lien Note	3/15/2025	8.875%	2.0	3/17/2017
Holland Acquisition Corp.	Energy: Oil & Gas	Senior Secured First Lien Term Loan	5/29/2018	LIBOR + 9.000%, 1.000% Floor	4.5	9/26/2013
Hylan Datacom & Electrical LLC	Construction & Building	Senior Secured First Lien Term Loan	7/25/2021	LIBOR + 7.500%, 1.000% Floor	15.5	7/25/2016
Ignite Restaurant Group, Inc.	Retail	Senior Secured First Lien Term Loan	2/13/2019	LIBOR + 7.000%, 1.000% Floor	8.4	8/18/2014
IHS Intermediate, Inc.	Services: Business	Senior Secured Second Lien Term Loan	7/20/2022	LIBOR + 8.250%, 1.000% Floor	25.0	7/20/2015
Imagine! Print Solutions, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term Loan	6/21/2023	LIBOR + 8.750%, 1.000% Floor	9.0	6/14/2017
Impact Sales, LLC	Services: Business	Senior Secured First Lien Term Loan	12/30/2021	LIBOR + 7.000%, 1.000% Floor	4.9	12/30/2016
Interface Security Systems, Inc.	Services: Consumer	Senior Secured First Lien Note	1/15/2018	9.250%	3.4	1/15/2013
Invision Diversified, LLC	Services: Business	Senior Secured First Lien Term Loan	6/30/2020	LIBOR + 8.500%, 1.000% Floor	24.0	6/30/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
IOP Monroe Acquisition, Inc.	Transportation: Cargo	Senior Secured First Lien Term Loan	4/1/2022	LIBOR + 5.500%, 1.000% Floor	3.5	4/3/2017
Isola USA Corp.	High Tech Industries	Senior Secured First Lien Term Loan	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.4	1/24/2014
Jordan Reses Supply Company, LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loan	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.0	10/24/2014
Keystone Acquisition Corp.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loan	5/1/2025	LIBOR + 9.250%, 1.000% Floor	7.0	5/10/2017
KMG Chemicals, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loan	6/15/2024	LIBOR + 4.250%, 1.000% Floor	4.0	6/13/2017
L&S Plumbing Partnership, Ltd.	Construction & Building	Senior Secured First Lien Term Loan	2/15/2022	LIBOR + 8.500%, 1.000% Floor	12.0	2/16/2017
Liquidnet Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loan	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.0	5/3/2013
Livingston International, Inc.	Transportation: Cargo	Senior Secured Second Lien Term Loan	4/17/2020	LIBOR + 7.750%, 1.250% Floor	2.7	4/16/2013
Loar Group Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loan	7/12/2022	LIBOR + 9.250%, 1.000% Floor	15.0	1/12/2016
LSF9 Atlantis Holdings, LLC	Retail	Senior Secured First Lien Term Loan	1/15/2021	LIBOR + 9.000%, 1.000% Floor	10.0	1/15/2016
LTCG Holdings Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loan	6/6/2020	LIBOR + 5.000%, 1.000% Floor	2.8	6/5/2014
Magnetite XIX, Limited	Multi-Sector Holdings	Preferred Equity	—	—	12.3	2/2/2017
MHS Holdings Inc.	Services: Business	Senior Secured First Lien Term Loan	4/26/2024	LIBOR + 5.000%, 1.000% Floor	3.0	6/23/2017
MND Holdings III Corp.	Consumer Goods: Durable	Senior Secured First Lien Term Loan	6/19/2024	LIBOR + 4.500%, 1.000% Floor	1.9	6/19/2017
Nathan's Famous, Inc.	Beverage & Food	Senior Secured First Lien Note	3/15/2020	10.000%	7.0	2/27/2015
Nation Safe Drivers Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loan	9/29/2020	LIBOR + 8.000%, 2.000% Floor	20.7	9/29/2014
New Media Holdings II LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loan	6/4/2020	LIBOR + 6.250%, 1.000% Floor	18.0	9/15/2014
Novetta Solutions LLC	High Tech Industries	Senior Secured Second Lien Term Loan	10/16/2023	LIBOR + 8.500%, 1.000% Floor	11.0	10/1/2015
Nuspire Networks	High Tech Industries	Senior Secured First Lien Term Loan	11/7/2022	LIBOR + 6.500%, 1.000% Floor	6.3	11/7/2016
Omnitracs, Inc.	High Tech Industries	Senior Secured Second Lien Term Loan	5/25/2021	LIBOR + 7.750%, 1.000% Floor	7.0	10/29/2013
Oxford Mining Company, LLC	Metals & Mining	Senior Secured First Lien Term Loan	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3.000% PIK	21.0	12/31/2014
Path Medical, LLC	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loan	10/11/2021	LIBOR + 9.500%, 1.000% Floor	11.5	11/3/2016
Path Medical, LLC	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loan	10/11/2021	LIBOR + 9.500%, 1.000% Floor	3.7	11/3/2016
Path Medical, LLC	Healthcare & Pharmaceuticals	Warrants	1/11/2027	—	—	11/3/2016
Payless Inc.	Retail	Senior Secured Second Lien Term Loan	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.0	3/6/2014
Petco Animal Supplies, Inc.	Retail	Senior Secured First Lien Term Loan	1/26/2023	LIBOR + 3.250%, 1.000% Floor	2.0	3/23/2017
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	Senior Secured Second Lien Term Loan	9/3/2023	LIBOR + 8.750%, 1.000% Floor	9.0	3/13/2017
Preferred Proppants, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loan	7/27/2020	LIBOR + 5.750%, 1.000% Floor	4.0	8/29/2016
Press Ganey Holdings	High Tech Industries	Senior Secured Second Lien Term Loan	10/21/2024	LIBOR + 7.250%, 1.000% Floor	6.5	10/5/2016
PT Network, LLC	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loan	11/30/2021	LIBOR + 7.500%, 1.000% Floor	5.8	11/22/2021
Reddy Ice Corporation	Beverage & Food	Senior Secured Second Lien Term Loan	11/1/2019	LIBOR + 9.500%, 1.250% Floor	2.0	3/28/2013
Research Now Group Inc.	Services: Business	Senior Secured Second Lien Term Loan	3/18/2022	LIBOR + 8.750%, 1.000% Floor	15.0	3/18/2015
Resolute Investment Managers, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loan	4/30/2023	LIBOR + 8.750%, 1.000% Floor	6.0	3/17/2015
Response Team Holdings, LLC	Construction & Building	Preferred Equity	3/28/2019	12.000% PIK	4.1	3/28/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
Response Team Holdings, LLC	Construction & Building	Warrants	3/28/2019	—	0.3	3/28/2014
Rhombus Cinema Holdings, LP	Media: Diversified & Production	Preferred Equity	3/22/2021	10.000% PIK	7.4	3/22/2016
Rhombus Cinema Holdings, LP	Media: Diversified & Production	Common Stock	—	—	—	3/22/2016
SavATree, LLC	Environmental Industries	Senior Secured First Lien Term Loan	6/2/2022	LIBOR + 5.250%, 1.000% Floor	2.9	6/2/2017
Ship Supply Acquisition Corporation	Services: Business	Senior Secured First Lien Term Loan	7/31/2020	LIBOR + 8.000%, 1.000% Floor	22.8	7/31/2015
Simplified Logistics, LLC	Services: Business	Senior Secured First Lien Term Loan	2/28/2022	LIBOR + 6.500%, 1.000% Floor	7.5	2/28/2017
Sizzling Platter, LLC	Beverage & Food	Senior Secured First Lien Term Loan	4/29/2020	LIBOR + 7.500%, 1.000% Floor	15.0	4/28/2014
Smart Financial Operations, LLC	Retail	Senior Secured First Lien Term Loan	11/21/2021	LIBOR + 10.000%, 1.000% Floor	3.7	11/21/2021
Smart Financial Operations, LLC	Retail	Equity	—	—	1.0	11/21/2021
Southwest Dealer Services, Inc.	Automotive	Senior Secured First Lien Term Loan	5/31/2022	LIBOR + 6.000%, 1.000% Floor	4.9	6/2/2017
SRS Software, LLC	High Tech Industries	Senior Secured First Lien Term Loan	2/17/2022	LIBOR + 7.000%, 1.000% Floor	19.5	2/21/2017
Survey Sampling International, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term Loan	12/16/2021	LIBOR + 9.000%, 1.000% Floor	24.0	12/12/2014
Techniplas, LLC	Automotive	Senior Secured First Lien Note	5/1/2020	10.000%	6.0	4/24/2015
The Garretson Resolution Group, Inc.	Services: Business	Senior Secured First Lien Term Loan	5/22/2021	LIBOR + 6.500%, 1.000% Floor	9.5	5/22/2015
Touchtunes Interactive Networks, Inc.	Media: Diversified & Production	Senior Secured Second Lien Term Loan	5/27/2022	LIBOR + 8.250%, 1.000% Floor	7.5	5/28/2015
Transocean Phoenix 2 Ltd	Energy: Oil & Gas	Senior Secured First Lien Note	10/15/2024	7.750%	7.1	10/7/2016
TravelCLICK, Inc.	Hotel, Gaming & Leisure	Senior Secured Second Lien Term Loan	11/6/2021	LIBOR + 7.750%, 1.000% Floor	3.6	5/8/2014
Truco Enterprises, LP	Beverage & Food	Senior Secured First Lien Term Loan	4/26/2021	LIBOR + 7.220%, 1.000% Floor	9.9	9/28/2016
True Religion Apparel, Inc.	Consumer goods: Non-durable	Senior Secured Second Lien Term Loan	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.0	7/29/2013
U.S. Auto Sales Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loan	6/8/2020	LIBOR + 10.500%, 1.000% Floor	5.5	6/8/2015
U.S. Well Services, LLC	Energy: Oil & Gas	Warrants	2/15/2019	—	—	8/16/2012
Valence Surface Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loan	6/13/2019	LIBOR + 5.500%, 1.000% Floor	4.2	6/12/2014
Velocity Pooling Vehicle, LLC	Automotive	Senior Secured Second Lien Term Loan	5/13/2022	LIBOR + 7.250%, 1.000% Floor	20.6	6/3/2014
Verso Corporation	Media: Advertising, Printing & Publishing	Equity	—	—	0.2	7/15/2016
Voya CLO 2016-2, LTD.	Multi-Sector Holdings	Subordinated Note	7/19/2028	13.455% Estimated Yield	22.8	6/7/2016
Watermill-QMC Midco, Inc.	Automotive	Equity	—	—	0.9	6/30/2015
Z Gallerie LLC	Consumer goods: Durable	Senior Secured First Lien Term Loan	10/8/2020	LIBOR + 6.500%, 1.000% Floor	4.7	10/8/2014

Total non-controlled/non-affiliated investments					$988.1

Access Media Holdings, LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loan	7/22/2020	5.000%, 5.000% PIK	7.2	10/22/2013
Access Media Holdings, LLC	Media: Broadcasting & Subscription	Preferred Equity	7/22/2020	12.000% PIK	2.3	7/23/2015
Access Media Holdings, LLC	Media: Broadcasting & Subscription	Common Stock	—	—	—	7/23/2015
Capstone Nutrition, Inc.	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loan	4/28/2019	LIBOR + 12.500%, 1.000% Floor, PIK	19.2	4/28/2014
Capstone Nutrition, Inc.	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loan	4/1/2016	LIBOR + 12.500%, 1.000% Floor, PIK	8.3	10/2/2015
Capstone Nutrition	Healthcare & Pharmaceuticals	Common Stock	—	—	—	4/28/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
MCM Capital Office Park Holdings LLC	Banking, Finance, Insurance & Real Estate	Equity	—	—	7.2	11/17/2016
Nomida, LLC	Construction & Building	Senior Secured First Lien Term Loan	12/1/2020	10.000%	8.1	11/17/2015
Nomida, LLC	Construction & Building	Equity	—	—	0.1	11/17/2015
Sierra Senior Loan Strategy JV I LLC	Multi-Sector Holdings	Equity	—	—	73.0	7/15/2015
TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term Loan	3/31/2020	LIBOR + 3.500%, 1.000% Floor, 4.500% PIK	6.5	3/31/2017
TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term Loan	3/31/2020	1.000%, 7.000% PIK	5.9	3/31/2017
TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term Loan	3/31/2020	0.250%, 8.750% PIK	3.0	3/31/2017
TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term Loan	3/31/2020	LIBOR + 8.000%, 1.000% Floor	0.1	3/31/2017

Total controlled/affiliated investments					$140.8

Federated Prime Obligations Fund	—	Money market fund	—	0.010%	24.1	—

Total money market fund					$24.1

*	Reflects the current interest rate as of July 7, 2017

Distributions
On July 11, 2017, the Board of Directors declared a series of semi-monthly distributions for July, August and September 2017 in the amount of $0.02667 per share. These distributions represent an annualized yield of 7.49% based on the Company’s current offering price of $8.55 per share. Stockholders of record as of each respective record date will be entitled to receive the distribution. Below are the details for each respective distribution:

Amount Per Share	Record Date	Payment Date
$0.02667	July 14, 2017	July 31, 2017
$0.02667	July 31, 2017	July 31, 2017
$0.02667	August 15, 2017	August 31, 2017
$0.02667	August 31, 2017	August 31, 2017
$0.02667	September 15, 2017	September 29, 2017
$0.02667	September 29, 2017	September 29, 2017